Investment Strategy - BNY Mellon Developed Markets Real Estate Securities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in publicly-traded equity securities of companies principally engaged in the real estate sector. The fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (REITs) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States). In selecting investments for the fund's portfolio, CenterSquare Investment Management LLC (CenterSquare), the fund's sub-adviser, uses a proprietary approach to quantify investment opportunity from both a real estate and stock perspective. Generally, CenterSquare combines top-down real estate research and its relative value model securities valuation process. In conducting its bottom-up research, CenterSquare engages in an active analysis process that includes regular and direct contact with the companies in the fund's investable universe. These research efforts are supported with extensive sell side and independent research. Through the use of the proprietary relative value model, CenterSquare seeks to establish the validity of the price of a security relative to its peers by providing statistically significant solutions to business- and management-related uncertainties, such as the impact on value of leverage, growth rate, market capitalization and property type.

CenterSquare employs a robust risk management process, which involves measuring valuation, fundamental and factor exposures in the fund's portfolio. Securities held by the fund may be sold for a number of reasons, including risk management, profit realization and repositioning among specific sectors as a result of CenterSquare's research process. Finding a more attractive relative value opportunity is CenterSquare's most common rationale for exiting a position.

The fund's performance benchmark is the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts Developed Index (FTSE EPRA/Nareit Developed Index (Net)), a market capitalization weighted index of exchange-listed real estate companies and REITs worldwide. The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in certain countries.